ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Advances from related party	$ 218,733	$ 181,104
Accrued payroll	$ 1,347	$ 19,591